Subsequent Events - (Details) $ / shares in Units, $ in Thousands										2 Months Ended	3 Months Ended		9 Months Ended		27 Months Ended	36 Months Ended
	Nov. 04, 2020 USD ($) shares	Oct. 19, 2020 $ / shares	Sep. 29, 2020 $ / shares	Aug. 25, 2020 $ / shares	Jul. 28, 2020 $ / shares	Jun. 15, 2020 $ / shares	Feb. 27, 2020 USD ($) shares	Dec. 18, 2019 $ / shares	Sep. 20, 2017 USD ($)	Oct. 28, 2020 USD ($)	Sep. 30, 2020 USD ($) property state $ / shares shares	Sep. 30, 2019 $ / shares	Sep. 30, 2020 USD ($) property state $ / shares shares	Sep. 30, 2019 $ / shares	Dec. 31, 2019 USD ($) property state $ / shares shares	Sep. 30, 2020 USD ($) property state $ / shares shares	Nov. 06, 2020 numberOfLeaseConcessions	Oct. 29, 2020 USD ($) ft² property state $ / shares	Oct. 01, 2020	Feb. 05, 2020 USD ($) ft²	Apr. 30, 2019 $ / shares shares	Dec. 31, 2018 USD ($) $ / shares
Subsequent Event [Line Items]
Stock distribution declared (in usd per share)			$ 0.000956284	$ 0.000956284	$ 0.000956284	$ 0.000956284
Cash distribution declared per common share (in usd per share)								$ 0.001502732			$ 0.09	$ 0.13	$ 0.32	$ 0.46
Asset value | $											$ 4,223,950		$ 4,223,950		$ 4,175,502	$ 4,223,950						$ 3,012,775
Number of properties owned | property											99		99		99	99
Number of states | state											25		25		25	25
Purchase price | $											$ 4,200,000		$ 4,200,000		$ 4,200,000	$ 4,200,000
Weighted average remaining lease term											80 years 3 months 18 days		80 years 3 months 18 days		80 years 10 months 24 days	80 years 3 months 18 days
Common Stock, par value (in usd per share)								$ 0.001			$ 0.001		$ 0.001		$ 0.001	$ 0.001						$ 0.001
Number of shares issued (shares) | shares											283,769,972		283,769,972			283,769,972
Follow-on Offering
Subsequent Event [Line Items]
Number of shares issued (shares) | shares											12,250,750		12,250,750		8,412,006	12,250,750
Proceeds from issuance of private placement | $									$ 2,200,000						$ 80,700	$ 116,400
Distribution Reinvestment Plan
Subsequent Event [Line Items]
Proceeds from issuance of private placement | $									$ 200,000
Subsequent Event
Subsequent Event [Line Items]
Approx. Square Feet (in sqft) | ft²																				526,320
Purchase price | $																				$ 34,900
Area of properties (in sq ft) | ft²																				526,320
Number of lease concessions | numberOfLeaseConcessions																	2
Subsequent Event | Follow-on Offering
Subsequent Event [Line Items]
Proceeds from issue of common stock | $							$ 23,100
Number of shares issued (shares) | shares							2,400,777
Subsequent Event | Distribution Reinvestment Plan
Subsequent Event [Line Items]
Number of shares issued (shares) | shares	32,707,229
Proceeds from issue of common stock | $							$ 302,000
Number of shares issued (shares) | shares							31,171,505
Proceeds from issuance of private placement | $	$ 315,800
Subsequent Event | CCIT II Merger
Subsequent Event [Line Items]
Asset value | $																		$ 5,800,000
Number of properties owned | property																		125
Number of states | state																		26
Approx. Square Feet (in sqft) | ft²																		31,000,000
Area of properties (in sq ft) | ft²																		31,000,000
Percentage of combined portfolio leased (percent)																		90.00%
Weighted average remaining lease term																		7 years 4 months 24 days
Percentage of combined portfolio leased to tenants or guarantors with investment Grade equivalent ratings (percent)																		58.00%
Maximum individual representation by a tenant of Combined Company's net rent (percent)																		3.30%
Share of Combined Company's net rents by top ten tenants (percent)																		25.00%
Termination fee paid | $										$ 7,380
CMFT expenses to be paid | $																		$ 3,690
Merger agreement threshold on acquisition proposal as a percentage of equity or assets (percent)																		50.00%
Termination fee to be paid if acquisition proposal of 50% or more is consummated | $																		$ 18,450
Termination fee under Termination Agreement | $																		$ 1,750
Revolving Credit Facility | Line of Credit | Subsequent Event
Subsequent Event [Line Items]
Threshold increase in asset value required for mergers (percent)																			25.00%
Common Class E
Subsequent Event [Line Items]
Common Stock, par value (in usd per share)																					$ 0.001
Number of shares issued (shares) | shares																					174,981,547
Common Class E | Subsequent Event
Subsequent Event [Line Items]
Stock distribution declared (in usd per share)		$ 0.000956284
Cash distribution declared per common share (in usd per share)		0.35
Common Class E | Subsequent Event | CCIT II Merger
Subsequent Event [Line Items]
Common Stock, par value (in usd per share)																		$ 0.001
Number of shares to be received for each share converted																		1.392%
Common Class T | Subsequent Event
Subsequent Event [Line Items]
Stock distribution declared (in usd per share)		0.000956284
Cash distribution declared per common share (in usd per share)		0.35
Common Class T | Subsequent Event | CCIT II Merger
Subsequent Event [Line Items]
Common Stock, par value (in usd per share)																		$ 0.01
Common Class D | Subsequent Event
Subsequent Event [Line Items]
Stock distribution declared (in usd per share)		0.000956284
Cash distribution declared per common share (in usd per share)		0.35
Common Class S | Subsequent Event
Subsequent Event [Line Items]
Stock distribution declared (in usd per share)		0.000956284
Cash distribution declared per common share (in usd per share)		0.35
Common Class I | Subsequent Event
Subsequent Event [Line Items]
Stock distribution declared (in usd per share)		0.000956284
Cash distribution declared per common share (in usd per share)		0.35
Common Class A | Subsequent Event
Subsequent Event [Line Items]
Stock distribution declared (in usd per share)		0.000956284
Cash distribution declared per common share (in usd per share)		0.35
Common Class A | Subsequent Event | CCIT II Merger
Subsequent Event [Line Items]
Common Stock, par value (in usd per share)																		$ 0.01
Common Class AA | Subsequent Event
Subsequent Event [Line Items]
Stock distribution declared (in usd per share)		0.000956284
Cash distribution declared per common share (in usd per share)		0.35
Common Class AAA | Subsequent Event
Subsequent Event [Line Items]
Stock distribution declared (in usd per share)		0.000956284
Cash distribution declared per common share (in usd per share)		$ 0.35